Other Non-Current Assets (Details) - USD ($)		6 Months Ended
	Feb. 02, 2026	Mar. 31, 2026	Jan. 31, 2026	Sep. 30, 2025	[1]
Debt Instrument [Line Items]
Prepayments of equipment purchases		[1]	$ 6,884,675	$ 6,884,675
Unpaid consideration amount	$ 6,000,000
Land-use-right security deposit		$ 641,436
Share Purchase Agreement [Member]
Debt Instrument [Line Items]
Acquire percentage	30.00%
Consideration mount	$ 7,200,000
Paid amount	$ 1,200,000

[1]	In May 2023, the Group entered into procurement agreements (the “Procurement Agreements”) with three suppliers for the purchase of production equipment. In October and November 2025, the Group entered into three termination agreements. Pursuant to the termination agreements, the customized equipment purchase transactions were terminated, and the suppliers agreed to refund the previously made prepayments of $6,884,675 for equipment purchases by January 2026. As a result, the related capital commitments were relieved upon execution of the termination agreements. The refund was fully collected during the six months ended March 31, 2026.